EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company’s basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units and performance stock units are considered dilutive securities.
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2022	2021
Net income attributable to CNH Industrial	$333	$408
Net income (loss) attributable to CNH Industrial from continuing operations	$333	$360
Net income (loss) attributable to CNH Industrial from discontinued operations	$—	$48
Basic earnings (loss) per share attributable to common shareholders:
Weighted average common shares outstanding—basic (in millions)	1,356	1,354
Continuing operations	$0.24	$0.27
Discontinued operations	$—	$0.03
Basic earnings per share attributable to CNH Industrial N.V.	$0.24	$0.30
Diluted earnings (loss) per share attributable to common shareholders
Weighted average common shares outstanding—basic (in millions)	1,356	1,354
Stock compensation plans (1) (in millions)	6	5
Weighted average common shares outstanding—diluted (in millions)	1,362	1,359
Continuing operations	$0.24	$0.27
Discontinued operations	$—	$0.03
Diluted earnings per share attributable to CNH Industrial N.V.	$0.24	$0.30
(1) For the three months ended March 31, 2022, 281 thousand shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact. For the three months ended March 31, 2021, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.